CASH AND CASH EQUIVALENTS (Parenthetical) (Details) $ in Billions	Jun. 30, 2024 COP ($)
CASH AND CASH EQUIVALENTS
Cancellation of interest bearing deposits	$ 3.5
Grupo Agromercantil Holding S.A. | Legal banking reserve
CASH AND CASH EQUIVALENTS
Mandatory reserve percentage in central bank	14.60%
All Panamanian banks | Legal banking reserve | Minimum
CASH AND CASH EQUIVALENTS
Mandatory reserve percentage in central bank	30.00%
Banco Agricola S.A. | Liquidity Reserve, Temporary Rule NPTB-09 | Minimum
CASH AND CASH EQUIVALENTS
Reserves to be maintained, percentage of deposits and debt securities in issue	1.00%
Banco Agricola S.A. | Liquidity Reserve, Temporary Rule NPTB-09 | Maximum
CASH AND CASH EQUIVALENTS
Reserves to be maintained, percentage of deposits and debt securities in issue	16.00%
Banco Agricola S.A. | Liquidity Reserve, Technical Norm (NRP-28) | Minimum
CASH AND CASH EQUIVALENTS
Reserves to be maintained, percentage of deposits and debt securities in issue	1.00%
Banco Agricola S.A. | Liquidity Reserve, Technical Norm (NRP-28) | Maximum
CASH AND CASH EQUIVALENTS
Reserves to be maintained, percentage of deposits and debt securities in issue	18.00%
Bancolombia S.A.
CASH AND CASH EQUIVALENTS
Reserves to be maintained, percentage of deposits mentioned in Article 1, paragraph (a)	8.00%
Reserve to be maintained, percentage of customer deposits	3.50%